UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON CAPITAL MANAGEMENT DISCIPLINED EQUITY RESEARCH FUND

FORM N-Q

JANUARY 31, 2012

LEGG MASON CAPITAL MANAGEMENT DISCIPLINED EQUITY RESEARCH FUND

Schedule of Investments (unaudited)	January 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.8%
Autoliv Inc.	353	$22,271

Automobiles - 0.8%
Ford Motor Co.	1,722	21,387

Hotels, Restaurants & Leisure - 2.3%
Boyd Gaming Corp.	3,029	26,564	*
Bwin.Party Digital Entertainment PLC	6,497	16,422
PF Chang’s China Bistro Inc.	572	18,624

Total Hotels, Restaurants & Leisure		61,610

Household Durables - 1.7%
Stanley Black & Decker Inc.	669	46,950

Internet & Catalog Retail - 1.6%
Amazon.com Inc.	88	17,111	*
Groupon Inc.	1,236	25,202	*

Total Internet & Catalog Retail		42,313

Media - 2.2%
Time Warner Inc.	513	19,012
Viacom Inc., Class B Shares	886	41,677

Total Media		60,689

Multiline Retail - 0.9%
Target Corp.	467	23,728

Specialty Retail - 3.4%
Guess? Inc.	571	17,130
Lowe’s Cos. Inc.	1,799	48,267
TJX Cos. Inc.	388	26,439

Total Specialty Retail		91,836

TOTAL CONSUMER DISCRETIONARY		370,784

CONSUMER STAPLES - 6.2%
Beverages - 1.8%
PepsiCo Inc.	727	47,742

Food & Staples Retailing - 0.7%
Safeway Inc.	866	19,035

Household Products - 2.5%
Colgate-Palmolive Co.	157	14,243
Energizer Holdings Inc.	345	26,607	*
Procter & Gamble Co.	431	27,170

Total Household Products		68,020

Tobacco - 1.2%
Philip Morris International Inc.	425	31,777

TOTAL CONSUMER STAPLES		166,574

ENERGY - 9.7%
Energy Equipment & Services - 2.5%
C&J Energy Services Inc.	988	16,450	*
Schlumberger Ltd.	472	35,481
Transocean Ltd.	307	14,521

Total Energy Equipment & Services		66,452

Oil, Gas & Consumable Fuels - 7.2%
Chevron Corp.	658	67,827
CONSOL Energy Inc.	876	31,308
Devon Energy Corp.	380	24,248
Exxon Mobil Corp.	494	41,367

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT DISCIPLINED EQUITY RESEARCH FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 7.2% (continued)
Noble Energy Inc.	294	$29,597

Total Oil, Gas & Consumable Fuels		194,347

TOTAL ENERGY		260,799

FINANCIALS - 15.5%
Capital Markets - 4.3%
BlackRock Inc.	154	28,028
Blackstone Group LP	1,355	21,422
Charles Schwab Corp.	1,812	21,110
Solar Capital Ltd.	832	19,011
State Street Corp.	644	25,232

Total Capital Markets		114,803

Commercial Banks - 1.8%
Fifth Third Bancorp	2,276	29,611
Huntington Bancshares Inc.	3,551	20,276

Total Commercial Banks		49,887

Consumer Finance - 0.5%
American Express Co.	280	14,039

Diversified Financial Services - 3.1%
Citigroup Inc.	1,003	30,812
JPMorgan Chase & Co.	1,449	54,048

Total Diversified Financial Services		84,860

Insurance - 3.8%
Assured Guaranty Ltd.	738	11,446
Berkshire Hathaway Inc., Class B Shares	756	59,248	*
MetLife Inc.	882	31,161

Total Insurance		101,855

Real Estate Investment Trusts (REITs) - 2.0%
Annaly Capital Management Inc.	2,291	38,581
Weyerhaeuser Co.	770	15,415

Total Real Estate Investment Trusts (REITs)		53,996

TOTAL FINANCIALS		419,440

HEALTH CARE - 12.7%
Biotechnology - 3.5%
Celgene Corp.	527	38,313	*
Dendreon Corp.	1,379	18,727	*
Human Genome Sciences Inc.	1,208	11,886	*
Myriad Genetics Inc.	1,121	26,523	*

Total Biotechnology		95,449

Health Care Equipment & Supplies - 2.2%
Gen-Probe Inc.	271	18,138	*
Medtronic Inc.	1,073	41,386

Total Health Care Equipment & Supplies		59,524

Health Care Providers & Services - 0.6%
HCA Holdings Inc.	650	15,886	*

Pharmaceuticals - 6.4%
Abbott Laboratories	736	39,854
Forest Laboratories Inc.	580	18,432	*
Impax Laboratories Inc.	1,231	23,229	*
Johnson & Johnson	602	39,678
Nektar Therapeutics	2,891	18,069	*
Pfizer Inc.	1,597	34,176

Total Pharmaceuticals		173,438

TOTAL HEALTH CARE		344,297

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT DISCIPLINED EQUITY RESEARCH FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
INDUSTRIALS - 11.9%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	270	$22,226

Air Freight & Logistics - 1.4%
United Parcel Service Inc., Class B Shares	492	37,220

Airlines - 0.9%
Southwest Airlines Co.	2,481	23,768

Commercial Services & Supplies - 0.7%
Republic Services Inc.	673	19,705

Electrical Equipment - 1.1%
Emerson Electric Co.	583	29,955

Industrial Conglomerates - 4.7%
3M Co.	390	33,817
General Electric Co.	2,969	55,550
United Technologies Corp.	491	38,470

Total Industrial Conglomerates		127,837

Machinery - 1.2%
Parker Hannifin Corp.	388	31,304

Road & Rail - 1.1%
Old Dominion Freight Line Inc.	699	29,791	*

TOTAL INDUSTRIALS		321,806

INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 3.6%
Acme Packet Inc.	713	20,841	*
Cisco Systems Inc.	1,584	31,094
F5 Networks Inc.	165	19,757	*
QUALCOMM Inc.	419	24,646

Total Communications Equipment		96,338

Computers & Peripherals - 4.8%
Apple Inc.	180	82,166	*
EMC Corp.	1,850	47,656	*

Total Computers & Peripherals		129,822

Electronic Equipment, Instruments & Components - 0.4%
Corning Inc.	915	11,776

Internet Software & Services - 4.7%
Active Network Inc.	1,313	19,538	*
eBay Inc.	1,289	40,732	*
Rackspace Hosting Inc.	1,010	43,844	*
SINA Corp.	182	12,789	*
Youku.com Inc., ADR	475	10,160	*

Total Internet Software & Services		127,063

IT Services - 2.2%
Cognizant Technology Solutions Corp., Class A Shares	420	30,135	*
FleetCor Technologies Inc.	823	27,974	*

Total IT Services		58,109

Semiconductors & Semiconductor Equipment - 3.3%
Integrated Device Technology Inc.	4,263	27,027	*
Marvell Technology Group Ltd.	2,634	40,906	*
Xilinx Inc.	569	20,399

Total Semiconductors & Semiconductor Equipment		88,332

Software - 4.2%
Adobe Systems Inc.	1,119	34,633	*
Autodesk Inc.	590	21,240	*
Microsoft Corp.	904	26,695

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT DISCIPLINED EQUITY RESEARCH FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Software - 4.2% (continued)
Red Hat Inc.	683	$31,671	*

Total Software		114,239

TOTAL INFORMATION TECHNOLOGY		625,679

MATERIALS - 2.1%
Chemicals - 0.7%
Monsanto Co.	226	18,544

Metals & Mining - 1.4%
Freeport-McMoRan Copper & Gold Inc.	374	17,282
Nucor Corp.	479	21,311

Total Metals & Mining		38,593

TOTAL MATERIALS		57,137

UTILITIES - 3.6%
Electric Utilities - 0.7%
American Electric Power Co. Inc.	463	18,316

Independent Power Producers & Energy Traders - 1.3%
Calpine Corp.	2,389	34,880	*

Multi-Utilities - 1.6%
Xcel Energy Inc.	1,615	42,959

TOTAL UTILITIES		96,155

TOTAL INVESTMENTS - 98.6% (Cost - $2,427,193#)		2,662,671
Other Assets in Excess of Liabilities - 1.4%		37,022

TOTAL NET ASSETS - 100.0%		$2,699,693

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Capital Management Disciplined Equity Research Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$2,662,671	—	—	$2,662,671

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2012, as a result of fair value pricing procedures for international equities utilized by the Fund, certain securities transferred in and out Level 1 and Level 2 measurements during the period.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding

Notes to Schedule of Investments (unaudited) (continued)

period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$321,028
Gross unrealized depreciation	(85,550)

Net unrealized appreciation	$235,478

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	March 28, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 28, 2012